BORROWINGS	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate ("EURIBOR"). The company uses interest rate swap agreements in the United States and Colombia to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin.
Effective January 1, 2022. Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace € LIBOR. It is also currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR prior to June 30, 2023. As at December 31, 2021, none of the company’s floating rate borrowings have been impacted by these reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(2)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric	5.1	7	$6,160	$6,543	4.9	8	$5,412	$6,108
Wind	3.7	9	2,416	2,577	3.8	10	3,041	3,428
Solar	4.1	13	4,110	4,365	3.4	12	3,480	4,038
Energy transition	3.9	12	860	912	3.8	12	926	1,021
Total	4.5	9	13,546	$14,397	4.1	10	12,859	$14,595
Add: Unamortized premiums(3)			57				56
Less: Unamortized financing fees(3)			(91)				(93)
Less: Current portion			(1,452)				(775)
			$12,060				$12,047
(1)Includes $8 million (2020: $9 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Excluding non-permanent financings, total weighted-average term is 10 years.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Future repayments of the company’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2022	2023	2024	2025	2026	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$708	$316	$740	$496	$748	$3,152	$6,160
Wind	152	385	153	152	146	1,428	2,416
Solar	523	436	186	190	190	2,585	4,110
Energy transition	69	145	42	37	33	534	860
	$1,452	$1,282	$1,121	$875	$1,117	$7,699	$13,546
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(93)	$(86)
Additional financing fees	(14)	(15)
Amortization of financing fees	13	5
Foreign exchange translation and other	3	3
Unamortized financing fees, end of year	$(91)	$(93)
In the first quarter of 2021, the company completed a financing of COP 180 billion ($48 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 1.09% and matures in March 2023.
In the second quarter of 2021, the company completed a financing of R$1.5 billion ($300 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 5.2% and matures in 2045.
In the second quarter of 2021, the company completed a financing of R$350 million ($70 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 1.59% and matures in 2022.
In the second quarter of 2021, the company completed a financing of COP 600 billion ($159 million) in Colombia. The loan is comprised of a fixed rate bond bearing interest at 6.49% maturing in 2026, a variable rate bond bearing interest at the applicable rate plus 3.35% maturing in 2029, and a variable rate bond bearing interest at the applicable rate plus 4.45% maturing in 2041.
In the second quarter of 2021, the company completed a financing of COP 85 billion ($23 million) in Colombia. The loan bears a variable interest at the applicable rate plus 2.69% and matures in 2031.
In the second quarter of 2021, the company completed a refinancing of C$198 million ($159 million) associated with a solar portfolio in Canada. The loan bears a variable interest at the applicable rate plus 1.25% and matures in 2035.
In the third quarter of 2021, the company completed a refinancing of €512 million ($593 million) associated with a solar portfolio in Europe. A portion of the debt bears an average fixed interest rate of 2.40% maturing between 2037 and 2038, and a variable portion that bears interest at the applicable rate plus 1.6% increasing by 0.20% every five years maturing in 2031.
In the third quarter of 2021, the company completed a financing of R$200 million ($37 million) associated with a hydroelectric portfolio in Brazil. The loan bears a variable interest at the applicable rate plus 2.33% and matures in 2027.
In the third quarter of 2021, the company completed a corporate financing of COP 590 billion ($155 million) in Colombia. The loan bears a variable interest at the applicable rate plus 2.75% and matures in 2031.
In the third quarter of 2021, the company entered into an agreement for a R$650 million ($120 million) guaranteed letter of credit facility associated with a solar development project in Brazil.
In the fourth quarter of 2021, the company completed a financing of COP 740 billion ($185 million) associated with an investment in a hydro portfolio in Colombia. The loan bears a variable interest at the applicable rate plus 2.5% and 2.8%, maturing in 2028 and 2031, respectively.
In the fourth quarter of 2021, the company completed a refinancing of €395 million ($457 million) associated with our investment in a solar portfolio in Europe. The loan drawn in two tranches bears a variable interest at the applicable rate plus 1.55% increasing to 1.75% after five years maturing in 2031 and 2035, respectively.
In the fourth quarter of 2021, the company completed a refinancing of C$25 million ($20 million) associated with an investment in a wind facility in Canada. The loan bears a fixed interest rate of 3.54% maturing 2030.
In the fourth quarter of 2021, the company completed a financing of R$400 million ($74 million) associated with a mixed technology portfolio in Brazil associated with our Brazilian business. The loan bears a variable interest at the applicable rate plus 1.3% and matures in 2028.
In the fourth quarter of 2021, the company completed a financing of R$250 million ($46 million) associated with an investment in a solar facility in Brazil. The loan bears a variable interest at the applicable rate plus 1.7% and matures in 2023.
In the year, the company increased its revolving credit facility associated with the United States business by $350 million to a total of $500 million.
Supplemental Information
The following table outlines changes in the company's borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)	December 31
2021
Non-recourse borrowings	$12,822	1,462	—	(362)	(410)	$13,512
2020
Non-recourse borrowings(3)	$11,958	57	475	—	332	$12,822
(1)Excludes $51 million (2020: $(20) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Other includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.